UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA GROWTH & INCOME FUND
        FUND SHARES o ADVISER SHARES
        JANUARY 31, 2013

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

================================================================================

================================================================================

As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency. Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         22

    Financial Statements                                                      23

    Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                               43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND'S (THE FUND) INVESTMENT OBJECTIVE IS CAPITAL GROWTH AND A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                 Wellington Management Company, LLP

    JOHN P. TOOHEY, CFA                           MATTHEW E. MEGARGEL, CFA
    WASIF A. LATIF                                FRANCIS J. BOGGAN, CFA
    JOHN B. JARES                                 JEFF L. KRIPKE

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE, CPA
    JAMES P. BARROW
    RAY NIXON, Jr.
    ROBERT J. CHAMBERS, CFA
    TIMOTHY J. CULLER, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA GROWTH & INCOME FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   At the end of the reporting period, the Fund Shares had a total return of 11.14%. This compares to returns of 11.24% for the Russell 3000(R) Index (the Index) and 13.22% for the Lipper Multi-Cap Core Funds Index.

   In addition to USAA Asset Management Company, who manages a portion of the Fund, the Fund has two subadvisers. Wellington Management Company, LLP (Wellington Management) manages in a core style against the index. Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is a value-oriented manager, managing against the Russell 3000 Value Index. Up until November 12, 2012, UBS Global Asset Management (Americas) Inc. (UBS) and Loomis, Sayles & Company L.P. (Loomis

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA GROWTH & INCOME FUND

================================================================================

   Sayles) also were subadvisers to the Fund. USAA Asset Management Company subsequently managed their portions of the portfolio.

o  HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

   For the reporting period, the Wellington Management portfolio outperformed the Index, primarily due to strong stock selection in the financials, industrials, and consumer staples sectors, which offset weaker selection in the materials, consumer discretionary, and telecommunication services sectors. Sector allocation, a result of bottom-up stock selection, was neutral. An underweight to the utilities sector contributed to performance, while an overweight to information technology detracted.

   Top contributors to performance included Green Mountain Coffee Roasters, Inc., a provider of single-cup coffee brewers; CIGNA Corp., a global health service company; and Lowe's Companies, Inc., a home improvement retailer. Supplemental health and life insurance company AFLAC, Inc. was also among the most significant contributors. The largest detractors from relative return included ITT Corp., a private education provider; Herbalife Ltd., a nutritional supplement marketing company; and Western Union Co., a money transfer firm. A top detractor relative to the Index was Apple, Inc.

o  HOW IS WELLINGTON MANAGEMENT POSITIONED?

   In 2012, the market experienced a "safety trade" in the first half of the year and a "the world is not ending trade" in the second half. Our thesis for 2013 is that these dynamics will broaden out as the safety trade continues to unwind, and valuations and fundamentals come back into focus. We expect slow but steady U.S. growth. We also think that housing and employment should continue to improve, and that corporate earnings should expand in the high single digits in 2013. At the end of the period, Wellington Management's largest

   Western Union Co. was sold out of the Fund prior to January 31, 2013.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   overweights were to the information technology, industrials, and consumer discretionary sectors, while we remained underweight in the materials, utilities, and telecommunication services sectors.

o  HOW DID THE BHMS PORTION PERFORM?

   Within information technology, our exposure to payment systems provider Western Union Co. was a leading detractor. The stock has been hurt by concern over competitive pressures and an earnings shortfall. Within financials, performance was constrained by our broad-based approach to the sector: Financials experienced a strong recovery during the period, and while BHMS had exposure to a number of the leading financial firms, we were less concentrated in these stocks than the benchmark. However, we remain comfortable with our diversified approach to the financial sector longer-term. Additionally, underperformance within consumer staples was mainly due to our focus on tobacco stocks, including Philip Morris International, Inc. and Reynolds American, both of which lagged the sector. We believe that tobacco stocks represent attractive value as many other consumer staples issues have already been bid up as investors pursue dividend yield.

   Our portion of the Fund's largest overweight was to industrials, and selection within the sector represented the largest contributor to relative performance. Standouts within industrials holdings included home improvement retailer Stanley Black & Decker, Inc. and building supplies provider Masco Corp., both of which benefited from gradual recovery in the housing sector. Stock selection within health care also contributed, led by device manufacturer Medtronic, Inc. and the major pharmaceutical company Pfizer, Inc. We continue to favor health care, which we think should benefit from increasing regulatory clarity as well as improved utilization rates as the economy continues to strengthen. In addition, an underweight to energy, and positive stock selection within the sector, added to performance.

   Reynolds American was sold out of the Fund prior to January 31, 2013.

================================================================================

4  | USAA GROWTH & INCOME FUND

================================================================================

o  WHAT IS BHMS's OUTLOOK?

   We continue to look for modestly positive global growth. China and the emerging markets appear to have averted a steep drop in growth that could have badly hurt the global recovery. In contrast, while sovereign debt issues in Europe are being "papered over" through central bank actions, we expect fiscal imbalances in Europe to hang over financial markets for some time to come. In the United States, improvements in the housing and automobile markets bode well for the economy. However, despite the stop-gap deal struck to avert the fiscal cliff, there is no shortage of domestic political uncertainty.

   As our outlook is for modest U.S. growth, we plan to avoid the more defensive (and overvalued), high-dividend stocks in sectors such as utilities and real estate investment trusts. Instead, while holding a number of stocks with attractive dividends, we will continue to focus on companies with low payout ratios and solid earnings prospects that suggest the potential for long-term growth in dividends. While the market has recently been driven by macroeconomic events, we will continue to take a bottom-up approach to selecting stocks, and to emphasize individual company valuations. We believe that our portion of the portfolio is made up of high-quality, inexpensive companies that should outperform as the markets return to a focus on individual company fundamentals.

o  HOW DID THE UBS PORTION PERFORM?

   For the beginning of the period through November 12, 2012, the UBS portion of the portfolio outperformed the Index, based on strong stock selection in the financials, health care, and telecommunications sectors. Our portion also benefited from an underweight to the consumer staples sector. Positive performance was somewhat offset by unfavorable selection within the information technology sector. Top individual contributors included Citigroup, Inc., Morgan Stanley,

   Morgan Stanley was sold out of the Fund prior to January 31, 2013.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   and Lincoln National Corp. in the financial sector; Hertz Global Holdings, Inc. in industrials sector and Symantec Corp. in the information technology sector. However, positions in Norfolk Southern Corp. (industrials) and Digital Realty Trust, Inc. (financials) detracted from performance.

o  HOW DID THE LOOMIS SAYLES PORTION PERFORM?

   For the beginning of the period through November 12, 2012, the Loomis Sayles portion of the Fund posted a positive return and outperformed the Index, primarily based on stock selection, particularly within the information technology sector. On an individual stock level, top positive contributors included Arm Holdings plc ADR (Arm Holdings), Blue Nile, Inc., and Cisco Systems, Inc. The strong performance of Arm Holdings was due in large part to the company's ability to demonstrate continued market share gains and increasing royalties, particularly in light of a challenging environment. We initiated a position in Arm Holdings during the second quarter of 2012, and the company performed well throughout the holding period.

o  HOW DID THE PORTION OF THE FUND MANAGED BY USAA PERFORM?

   In November 2012, USAA began to manage approximately 40% of the Fund.
   From late November through the end of January 2013, the USAA portion of the Fund lagged the Index and the Lipper Multi-Cap Core peer group. Health care and materials, driven by stock selection, were the biggest contributors to performance relative to the Index, while positions in the information technology and consumer discretionary sectors represented the largest detractors.

   We thank you for your investment in the Fund.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

   Arm Holdings plc ADR, Blue Nile, Inc., Symantec Corp., Norfolk Southern Corp., and Digital Realty Trust, Inc. were sold out of the Fund prior to January 31, 2013.

================================================================================

6  | USAA GROWTH & INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USGRX)


--------------------------------------------------------------------------------
                                      1/31/13                     7/31/12
--------------------------------------------------------------------------------

Net Assets                        $1,257.9 Million            $1,152.5 Million
Net Asset Value Per Share              $17.06                      $15.44


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
  8/1/12-1/31/13*             1 Year             5 Years             10 Years

      11.14%                  12.06%              2.21%                6.97%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                          5 Years                         10 Years

    12.49%                           -0.31%                           6.08%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      1.01%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      RUSSELL 3000         LIPPER MULTI-CAP     USAA GROWTH & INCOME
                         INDEX             CORE FUNDS INDEX          FUND SHARES
 1/31/2003             $10,000.00             $10,000.00             $10,000.00
 2/28/2003               9,835.48               9,827.35               9,828.74
 3/31/2003               9,938.91               9,859.14               9,883.60
 4/30/2003              10,750.50              10,625.90              10,614.07
 5/31/2003              11,399.45              11,344.47              11,262.54
 6/30/2003              11,553.28              11,513.85              11,477.88
 7/31/2003              11,818.31              11,736.31              11,753.82
 8/31/2003              12,080.21              12,097.20              12,007.40
 9/30/2003              11,949.06              11,936.29              11,833.66
10/31/2003              12,672.21              12,647.16              12,610.12
11/30/2003              12,846.75              12,844.62              12,796.77
12/31/2003              13,434.36              13,356.74              13,316.63
 1/31/2004              13,714.61              13,670.55              13,503.45
 2/29/2004              13,899.37              13,882.87              13,712.69
 3/31/2004              13,734.39              13,725.28              13,516.93
 4/30/2004              13,450.41              13,436.31              13,277.69
 5/31/2004              13,645.89              13,597.24              13,442.17
 6/30/2004              13,917.10              13,898.23              13,827.98
 7/31/2004              13,390.82              13,328.38              13,252.12
 8/31/2004              13,445.96              13,318.57              13,184.82
 9/30/2004              13,652.65              13,603.38              13,412.25
10/31/2004              13,876.89              13,808.61              13,524.52
11/30/2004              14,521.97              14,501.76              14,205.61
12/31/2004              15,039.41              15,011.68              14,732.73
 1/31/2005              14,638.84              14,670.16              14,412.97
 2/28/2005              14,961.09              14,966.76              14,676.77
 3/31/2005              14,708.04              14,731.44              14,441.94
 4/30/2005              14,388.48              14,330.44              14,137.90
 5/31/2005              14,933.68              14,917.23              14,657.97
 6/30/2005              15,038.00              15,081.48              14,728.26
 7/31/2005              15,654.94              15,720.77              15,344.94
 8/31/2005              15,505.70              15,649.19              15,328.92
 9/30/2005              15,641.36              15,789.76              15,429.98
10/31/2005              15,348.42              15,463.29              15,061.27
11/30/2005              15,945.47              16,058.42              15,710.53
12/31/2005              15,959.78              16,245.85              15,748.36
 1/31/2006              16,493.01              16,849.25              16,294.35
 2/28/2006              16,522.34              16,782.27              16,183.45
 3/31/2006              16,807.94              17,156.30              16,332.64
 4/30/2006              16,990.29              17,368.84              16,546.20
 5/31/2006              16,446.32              16,767.18              15,751.77
 6/30/2006              16,475.42              16,717.76              15,780.19
 7/31/2006              16,459.99              16,517.42              15,531.89
 8/31/2006              16,862.65              16,908.34              15,677.44
 9/30/2006              17,240.13              17,271.41              16,192.02
10/31/2006              17,860.72              17,913.93              16,698.02
11/30/2006              18,249.34              18,338.20              17,169.72
12/31/2006              18,467.89              18,543.28              17,252.74
 1/31/2007              18,819.41              18,947.45              17,759.05
 2/28/2007              18,510.70              18,697.71              17,453.36
 3/31/2007              18,703.36              18,894.80              17,749.50
 4/30/2007              19,450.50              19,629.63              18,332.23
 5/31/2007              20,159.32              20,364.56              19,220.66
 6/30/2007              19,781.78              20,188.22              19,029.60
 7/31/2007              19,107.16              19,542.32              18,399.10
 8/31/2007              19,381.43              19,668.51              18,561.51
 9/30/2007              20,088.02              20,353.98              19,239.77
10/31/2007              20,456.52              20,764.18              19,860.72
11/30/2007              19,535.59              19,831.13              19,020.05
12/31/2007              19,417.38              19,650.20              18,890.73
 1/31/2008              18,240.46              18,546.66              17,577.65
 2/29/2008              17,673.91              18,057.97              16,948.69
 3/31/2008              17,569.20              17,803.84              16,705.94
 4/30/2008              18,447.82              18,698.68              17,665.92
 5/31/2008              18,825.75              19,156.97              18,118.33
 6/30/2008              17,272.23              17,629.61              16,719.20
 7/31/2008              17,134.48              17,371.62              16,420.65
 8/31/2008              17,400.59              17,537.44              16,553.34
 9/30/2008              15,764.52              15,582.00              14,815.97
10/31/2008              12,968.53              12,638.45              12,012.35
11/30/2008              11,944.80              11,535.51              10,893.12
12/31/2008              12,173.31              11,898.57              11,059.37
 1/31/2009              11,151.72              11,057.13              10,236.03
 2/28/2009               9,983.52              10,034.28               9,312.56
 3/31/2009              10,858.02              10,844.63              10,098.53
 4/30/2009              12,000.65              12,249.22              11,236.71
 5/31/2009              12,640.96              13,004.62              11,839.27
 6/30/2009              12,684.03              12,992.94              11,733.28
 7/31/2009              13,671.31              14,070.73              12,683.12
 8/31/2009              14,159.81              14,550.36              13,118.93
 9/30/2009              14,753.05              15,210.36              13,750.20
10/31/2009              14,373.60              14,765.64              13,436.93
11/30/2009              15,190.36              15,571.24              14,220.10
12/31/2009              15,623.25              16,098.86              14,628.13
 1/31/2010              15,060.07              15,506.50              14,056.46
 2/28/2010              15,570.63              16,028.79              14,594.50
 3/31/2010              16,551.99              17,014.80              15,495.69
 4/30/2010              16,909.20              17,345.95              15,764.98
 5/31/2010              15,573.42              15,980.95              14,463.39
 6/30/2010              14,678.14              15,184.39              13,589.35
 7/31/2010              15,697.13              16,166.59              14,679.64
 8/31/2010              14,958.22              15,445.05              13,859.11
 9/30/2010              16,370.53              16,854.35              15,278.65
10/31/2010              17,010.24              17,566.92              15,875.38
11/30/2010              17,108.44              17,631.43              15,897.90
12/31/2010              18,268.20              18,775.93              16,958.48
 1/31/2011              18,667.21              19,225.46              17,319.54
 2/28/2011              19,346.85              19,887.66              17,815.99
 3/31/2011              19,434.12              19,974.50              17,794.62
 4/30/2011              20,012.56              20,558.28              18,404.72
 5/31/2011              19,784.22              20,273.64              18,178.75
 6/30/2011              19,428.92              19,915.54              17,826.52
 7/31/2011              18,984.00              19,447.29              17,249.28
 8/31/2011              17,845.05              18,064.48              16,140.07
 9/30/2011              16,460.35              16,523.25              14,803.70
10/31/2011              18,354.81              18,349.84              16,618.71
11/30/2011              18,305.21              18,241.98              16,482.59
12/31/2011              18,455.66              18,248.74              16,530.30
 1/31/2012              19,386.99              19,247.79              17,497.32
 2/29/2012              20,207.12              20,080.56              18,259.55
 3/31/2012              20,830.44              20,555.80              18,735.78
 4/30/2012              20,693.82              20,358.99              18,416.68
 5/31/2012              19,414.55              18,964.22              16,969.33
 6/30/2012              20,174.93              19,605.65              17,504.73
 7/31/2012              20,374.76              19,784.42              17,641.84
 8/31/2012              20,883.27              20,303.58              18,258.85
 9/30/2012              21,431.67              20,841.07              18,698.35
10/31/2012              21,062.00              20,586.48              18,343.39
11/30/2012              21,225.10              20,846.49              18,423.54
12/31/2012              21,485.22              21,196.09              18,595.64
 1/31/2013              22,664.13              22,400.47              19,607.03

                                   [END CHART]

                    Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

USAA GROWTH & INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USGIX)

--------------------------------------------------------------------------------
                                       1/31/13                     7/31/12
--------------------------------------------------------------------------------
Net Assets                          $6.9 Million                $6.2 Million
Net Asset Value Per Share              $17.01                      $15.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
  8/1/12-1/31/13*                  1 Year              Since Inception 8/01/10
      10.83%                       11.60%                       10.94%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                             Since Inception 8/01/10
    12.10%                                                       8.95%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement       1.43%           After Reimbursement       1.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                LIPPER             USAA GROWTH &
                       RUSSELL 3000          MULTI-CAP CORE         INCOME FUND
                          INDEX               FUNDS INDEX          ADVISER SHARES
 7/31/2010             $10,000.00             $10,000.00             $10,000.00
 8/31/2010               9,529.27               9,553.69               9,242.88
 9/30/2010              10,429.00              10,425.42              10,181.90
10/31/2010              10,836.53              10,866.19              10,572.36
11/30/2010              10,899.09              10,906.09              10,594.88
12/31/2010              11,637.93              11,614.04              11,294.92
 1/31/2011              11,892.12              11,892.10              11,535.56
 2/28/2011              12,325.09              12,301.71              11,858.92
 3/31/2011              12,380.68              12,355.43              11,843.03
 4/30/2011              12,749.19              12,716.53              12,249.34
 5/31/2011              12,603.72              12,540.46              12,091.33
 6/30/2011              12,377.37              12,318.96              11,856.29
 7/31/2011              12,093.93              12,029.32              11,464.60
 8/31/2011              11,368.35              11,173.96              10,726.40
 9/30/2011              10,486.22              10,220.62               9,836.31
10/31/2011              11,693.10              11,350.48              11,035.68
11/30/2011              11,661.50              11,283.76              10,945.16
12/31/2011              11,757.35              11,287.94              10,972.69
 1/31/2012              12,350.66              11,905.91              11,615.47
 2/29/2012              12,873.13              12,421.03              12,114.58
 3/31/2012              13,270.23              12,714.99              12,431.21
 4/30/2012              13,183.19              12,593.26              12,211.66
 5/31/2012              12,368.22              11,730.51              11,257.74
 6/30/2012              12,852.62              12,127.27              11,605.30
 7/31/2012              12,979.93              12,237.85              11,696.32
 8/31/2012              13,303.88              12,558.98              12,098.34
 9/30/2012              13,653.24              12,891.45              12,389.98
10/31/2012              13,417.75              12,733.97              12,154.49
11/30/2012              13,521.65              12,894.80              12,200.07
12/31/2012              13,687.36              13,111.05              12,299.97
 1/31/2013              14,438.39              13,856.03              12,962.98

                                   [END CHART]

                    Data from 7/31/10 to 1/31/13.*

                    See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Adviser Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Core Funds Index and the Russell 3000 Index Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2013
                                (% of Net Assets)

JPMorgan Chase & Co. .................................................  2.4%
Pfizer, Inc. .........................................................  2.3%
Citigroup, Inc. ......................................................  2.1%
Exxon Mobil Corp. ....................................................  1.9%
Cisco Systems, Inc. ..................................................  1.8%
Microsoft Corp. ......................................................  1.8%
Apple, Inc. ..........................................................  1.7%
Eaton Corp. plc ......................................................  1.5%
Google, Inc. "A" .....................................................  1.4%
PepsiCo, Inc. ........................................................  1.4%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                  17.7%
INFORMATION TECHNOLOGY                                      17.7%
HEALTH CARE                                                 13.4%
INDUSTRIALS                                                 12.9%
CONSUMER DISCRETIONARY                                      11.0%
ENERGY                                                      10.0%
CONSUMER STAPLES                                             8.8%
MATERIALS                                                    2.1%
MONEY MARKET INSTRUMENTS                                     2.0%
UTILITIES                                                    1.5%
EXCHANGE-TRADED FUNDS*                                       0.5%
TELECOMMUNICATION SERVICES                                   2.0%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            EQUITY SECURITIES (97.6%)

            COMMON STOCKS (97.1%)

            CONSUMER DISCRETIONARY (11.0%)
            ------------------------------
            ADVERTISING (0.2%)
    42,300  Omnicom Group, Inc.                                                     $    2,296
                                                                                    ----------
            APPAREL RETAIL (1.1%)
   135,500  Ascena Retail Group, Inc.*                                                   2,297
    51,285  Buckle, Inc.                                                                 2,399
   159,400  Chico's FAS, Inc.                                                            2,858
   165,200  Express, Inc.*                                                               3,036
    64,800  Ross Stores, Inc.                                                            3,869
                                                                                    ----------
                                                                                        14,459
                                                                                    ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   101,900  Adidas AG ADR                                                                4,745
    21,500  Fossil, Inc.*                                                                2,270
    81,400  Hanesbrands, Inc.*                                                           3,051
                                                                                    ----------
                                                                                        10,066
                                                                                    ----------
            BROADCASTING (0.7%)
   216,550  CBS Corp. "B"                                                                9,035
                                                                                    ----------
            CABLE & SATELLITE (0.7%)
   247,890  Comcast Corp. "A"                                                            9,440
                                                                                    ----------
            CASINOS & GAMING (0.5%)
   225,300  International Game Technology                                                3,463
    43,500  Las Vegas Sands Corp.                                                        2,403
                                                                                    ----------
                                                                                         5,866
                                                                                    ----------
            COMPUTER & ELECTRONICS RETAIL (0.4%)
   102,500  GameStop Corp. "A"                                                           2,378
    61,700  Rent-A-Center, Inc.                                                          2,201
                                                                                    ----------
                                                                                         4,579
                                                                                    ----------
            DEPARTMENT STORES (0.2%)
    53,395  Nordstrom, Inc.                                                              2,949
                                                                                    ----------
            EDUCATION SERVICES (0.1%)
    73,280  ITT Educational Services, Inc.*                                              1,234
                                                                                    ----------

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (1.0%)
   166,740  Dollar Tree, Inc.*                                                      $    6,668
    92,200  Target Corp.                                                                 5,570
                                                                                    ----------
                                                                                        12,238
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (1.1%)
   378,565  Lowe's Companies, Inc.                                                      14,457
                                                                                    ----------
            HOMEBUILDING (0.5%)
   276,500  D.R. Horton, Inc.                                                            6,542
                                                                                    ----------
            HOMEFURNISHING RETAIL (0.7%)
   140,500  Bed Bath & Beyond, Inc.*                                                     8,247
                                                                                    ----------
            HOTELS, RESORTS & CRUISE LINES (1.6%)
    97,900  Carnival Corp.                                                               3,791
   343,700  Royal Caribbean Cruises Ltd.                                                12,442
    57,355  Starwood Hotels & Resorts Worldwide, Inc.                                    3,522
                                                                                    ----------
                                                                                        19,755
                                                                                    ----------
            INTERNET RETAIL (0.1%)
     5,100  Amazon.com, Inc.*                                                            1,354
                                                                                    ----------
            LEISURE PRODUCTS (0.3%)
    59,100  Hasbro, Inc.                                                                 2,209
    57,165  Mattel, Inc.                                                                 2,151
                                                                                    ----------
                                                                                         4,360
                                                                                    ----------
            MOTORCYCLE MANUFACTURERS (0.3%)
    67,000  Harley-Davidson, Inc.                                                        3,512
                                                                                    ----------
            PUBLISHING (0.4%)
    90,900  McGraw-Hill Companies, Inc.                                                  5,229
                                                                                    ----------
            RESTAURANTS (0.1%)
    27,600  Starbucks Corp.                                                              1,549
                                                                                    ----------
            SPECIALTY STORES (0.2%)
    38,100  PetSmart, Inc.                                                               2,492
                                                                                    ----------
            Total Consumer Discretionary                                               139,659
                                                                                    ----------
            CONSUMER STAPLES (8.8%)
            -----------------------
            DRUG RETAIL (1.6%)
   226,400  CVS Caremark Corp.                                                          11,592
   215,995  Walgreen Co.                                                                 8,631
                                                                                    ----------
                                                                                        20,223
                                                                                    ----------
            HOUSEHOLD PRODUCTS (0.8%)
   135,580  Procter & Gamble Co.                                                        10,190
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   151,300  Wal-Mart Stores, Inc.                                                   $   10,583
                                                                                    ----------
            PACKAGED FOODS & MEAT (1.6%)
   199,000  Green Mountain Coffee Roasters, Inc.*                                        9,061
   171,600  Tyson Foods, Inc. "A"                                                        3,796
   184,000  Unilever N.V.                                                                7,448
                                                                                    ----------
                                                                                        20,305
                                                                                    ----------
            PERSONAL PRODUCTS (0.2%)
    49,700  Herbalife Ltd.                                                               1,805
                                                                                    ----------
            SOFT DRINKS (1.4%)
   245,380  PepsiCo, Inc.                                                               17,876
                                                                                    ----------
            TOBACCO (2.4%)
   244,500  Altria Group, Inc.                                                           8,235
    30,400  Imperial Tobacco Group plc ADR                                               2,274
   124,200  Lorillard, Inc.                                                              4,853
   172,055  Philip Morris International, Inc.                                           15,168
                                                                                    ----------
                                                                                        30,530
                                                                                    ----------
            Total Consumer Staples                                                     111,512
                                                                                    ----------
            ENERGY (10.0%)
            --------------
            COAL & CONSUMABLE FUELS (0.3%)
   146,900  Peabody Energy Corp.                                                         3,695
                                                                                    ----------
            INTEGRATED OIL & GAS (4.9%)
   166,655  BP plc ADR                                                                   7,419
   121,000  Chevron Corp.                                                               13,933
   260,650  Exxon Mobil Corp.                                                           23,451
   187,165  Occidental Petroleum Corp.                                                  16,521
                                                                                    ----------
                                                                                        61,324
                                                                                    ----------
            OIL & GAS DRILLING (1.2%)
    65,500  Atwood Oceanics, Inc.*                                                       3,456
    35,600  Ensco plc "A"                                                                2,263
    74,630  Noble Corp.                                                                  3,023
    83,400  SeaDrill Ltd.                                                                3,309
    63,500  Transocean Ltd.                                                              3,601
                                                                                    ----------
                                                                                        15,652
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
    62,000  Cameron International Corp.*                                                 3,925
   124,800  Halliburton Co.                                                              5,077
    51,000  Schlumberger Ltd.                                                            3,981
                                                                                    ----------
                                                                                        12,983
                                                                                    ----------

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (2.4%)
    96,570  Anadarko Petroleum Corp.                                                $    7,728
    44,500  Apache Corp.                                                                 3,727
    65,900  ConocoPhillips                                                               3,822
   124,100  Marathon Oil Corp.                                                           4,171
   119,700  Newfield Exploration Co.*                                                    3,531
    34,300  Southwestern Energy Co.*                                                     1,177
   123,500  Whiting Petroleum Corp.*                                                     5,876
                                                                                    ----------
                                                                                        30,032
                                                                                    ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    43,900  Phillips 66 Co.                                                              2,659
                                                                                    ----------
            Total Energy                                                               126,345
                                                                                    ----------
            FINANCIALS (17.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
   149,470  Ameriprise Financial, Inc.                                                   9,913
    51,525  BlackRock, Inc.                                                             12,175
    61,800  State Street Corp.                                                           3,439
   124,490  Waddell & Reed Financial, Inc. "A"                                           4,942
                                                                                    ----------
                                                                                        30,469
                                                                                    ----------
            CONSUMER FINANCE (2.3%)
    61,400  American Express Co.                                                         3,611
   293,900  Capital One Financial Corp.                                                 16,552
    93,450  Discover Financial Services                                                  3,588
   325,600  SLM Corp.                                                                    5,499
                                                                                    ----------
                                                                                        29,250
                                                                                    ----------
            DIVERSIFIED BANKS (1.3%)
   484,750  Wells Fargo & Co.                                                           16,884
                                                                                    ----------
            LIFE & HEALTH INSURANCE (1.9%)
   263,125  AFLAC, Inc.                                                                 13,962
    86,900  Lincoln National Corp.                                                       2,518
   190,200  MetLife, Inc.                                                                7,102
                                                                                    ----------
                                                                                        23,582
                                                                                    ----------
            MULTI-LINE INSURANCE (0.5%)
   155,960  American International Group, Inc.*                                          5,900
                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.8%)
   377,800  Bank of America Corp.                                                        4,277
   618,200  Citigroup, Inc.                                                             26,063
   640,210  JPMorgan Chase & Co.                                                        30,122
                                                                                    ----------
                                                                                        60,462
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.2%)
   237,112  Assured Guaranty Ltd.                                                   $    4,299
    27,300  Berkshire Hathaway, Inc. "B"*                                                2,646
    24,600  Chubb Corp.                                                                  1,975
    46,300  Travelers Companies, Inc.                                                    3,633
   111,180  XL Group plc                                                                 3,082
                                                                                    ----------
                                                                                        15,635
                                                                                    ----------
            REGIONAL BANKS (2.4%)
   150,700  BB&T Corp.                                                                   4,563
   231,800  CIT Group, Inc.*                                                             9,817
   225,300  Fifth Third Bancorp                                                          3,670
   196,950  PNC Financial Services Group, Inc.                                          12,171
                                                                                    ----------
                                                                                        30,221
                                                                                    ----------
            SPECIALIZED FINANCE (0.3%)
    26,500  IntercontinentalExchange, Inc.*                                              3,677
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.6%)
   291,100  New York Community Bancorp, Inc.                                             3,886
   309,900  People's United Financial, Inc.                                              3,815
                                                                                    ----------
                                                                                         7,701
                                                                                    ----------
            Total Financials                                                           223,781
                                                                                    ----------
            HEALTH CARE (13.4%)
            -------------------
            BIOTECHNOLOGY (0.8%)
    75,485  Amgen, Inc.                                                                  6,451
    41,000  Celgene Corp.*                                                               4,057
                                                                                    ----------
                                                                                        10,508
                                                                                    ----------
            HEALTH CARE DISTRIBUTORS (1.0%)
   285,825  Cardinal Health, Inc.                                                       12,522
                                                                                    ----------
            HEALTH CARE EQUIPMENT (1.9%)
    54,200  Baxter International, Inc.                                                   3,677
    71,235  Covidien plc                                                                 4,441
   132,300  Hologic, Inc.*                                                               3,154
   103,000  Medtronic, Inc.                                                              4,800
   117,755  St. Jude Medical, Inc.                                                       4,792
    34,100  Varian Medical Systems, Inc.*                                                2,409
                                                                                    ----------
                                                                                        23,273
                                                                                    ----------
            HEALTH CARE SERVICES (0.8%)
   126,600  Express Scripts Holdings Co.*                                                6,763
    95,100  Omnicare, Inc.                                                               3,704
                                                                                    ----------
                                                                                        10,467
                                                                                    ----------

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.8%)
    63,000  Agilent Technologies, Inc.                                              $    2,821
   100,700  Thermo Fisher Scientific, Inc.                                               7,265
                                                                                    ----------
                                                                                        10,086
                                                                                    ----------
            MANAGED HEALTH CARE (1.9%)
   207,540  CIGNA Corp.                                                                 12,108
   141,800  UnitedHealth Group, Inc.                                                     7,829
    54,328  WellPoint, Inc.                                                              3,521
                                                                                    ----------
                                                                                        23,458
                                                                                    ----------
            PHARMACEUTICALS (6.2%)
    57,800  Abbott Laboratories                                                          1,958
    89,800  AbbVie, Inc.                                                                 3,295
   143,685  Eli Lilly and Co.                                                            7,715
   227,100  Johnson & Johnson                                                           16,787
   295,650  Merck & Co., Inc.                                                           12,787
 1,069,056  Pfizer, Inc.                                                                29,164
    51,500  Sanofi ADR                                                                   2,507
   107,880  Teva Pharmaceutical Industries Ltd. ADR                                      4,098
    13,600  Zoetis, Inc.*                                                                  354
                                                                                    ----------
                                                                                        78,665
                                                                                    ----------
            Total Health Care                                                          168,979
                                                                                    ----------
            INDUSTRIALS (12.9%)
            -------------------
            AEROSPACE & DEFENSE (1.5%)
    27,600  B/E Aerospace, Inc.*                                                         1,421
    98,530  Honeywell International, Inc.                                                6,724
    66,100  Raytheon Co.                                                                 3,482
    85,950  United Technologies Corp.                                                    7,527
                                                                                    ----------
                                                                                        19,154
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (1.6%)
    99,000  Expeditors International of Washington, Inc.                                 4,247
    66,210  FedEx Corp.                                                                  6,717
   115,480  United Parcel Service, Inc. "B"                                              9,156
                                                                                    ----------
                                                                                        20,120
                                                                                    ----------
            BUILDING PRODUCTS (0.2%)
   140,000  Masco Corp.                                                                  2,575
                                                                                    ----------
            CONSTRUCTION & ENGINEERING (0.4%)
    95,705  Chicago Bridge & Iron Co. N.V.                                               4,863
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   218,420  AGCO Corp.*                                                             $   11,576
    41,000  Caterpillar, Inc.                                                            4,034
    40,680  Joy Global, Inc.                                                             2,570
                                                                                    ----------
                                                                                        18,180
                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.1%)
    83,441  Belden, Inc.                                                                 4,017
   329,730  Eaton Corp. plc                                                             18,778
    66,600  Emerson Electric Co.                                                         3,813
                                                                                    ----------
                                                                                        26,608
                                                                                    ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    30,800  Manpower, Inc.                                                               1,586
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (1.9%)
   107,200  Danaher Corp.                                                                6,424
   778,410  General Electric Co.                                                        17,343
                                                                                    ----------
                                                                                        23,767
                                                                                    ----------
            INDUSTRIAL MACHINERY (2.2%)
    37,880  Flowserve Corp.                                                              5,938
    70,900  Illinois Tool Works, Inc.                                                    4,455
    22,500  ITT Corp.                                                                      578
    73,200  Pentair Ltd.                                                                 3,710
    54,200  SPX Corp.                                                                    4,045
   123,700  Stanley Black & Decker, Inc.                                                 9,504
                                                                                    ----------
                                                                                        28,230
                                                                                    ----------
            MARINE PORTS & SERVICES (0.2%)
    70,000  Norwegian Cruise Line Holdings Ltd.*                                         1,846
                                                                                    ----------
            RAILROADS (0.3%)
    37,000  Canadian Pacific Railway Ltd.                                                4,275
                                                                                    ----------
            SECURITY & ALARM SERVICES (0.3%)
   129,900  Tyco International Ltd.                                                      3,927
                                                                                    ----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
    82,800  WESCO International, Inc.*                                                   6,039
                                                                                    ----------
            TRUCKING (0.2%)
   128,300  Hertz Global Holdings, Inc.*                                                 2,345
                                                                                    ----------
            Total Industrials                                                          163,515
                                                                                    ----------
            INFORMATION TECHNOLOGY (17.7%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   165,500  Adobe Systems, Inc.*                                                         6,261
                                                                                    ----------

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (4.1%)
 1,109,680  Cisco Systems, Inc.                                                     $   22,826
   216,100  JDS Uniphase Corp.*                                                          3,136
   140,900  Motorola Solutions, Inc.                                                     8,227
   261,895  QUALCOMM, Inc.                                                              17,293
                                                                                    ----------
                                                                                        51,482
                                                                                    ----------
            COMPUTER HARDWARE (1.7%)
    48,335  Apple, Inc.                                                                 22,007
                                                                                    ----------
            COMPUTER STORAGE & PERIPHERALS (1.3%)
   614,345  EMC Corp.*                                                                  15,119
    25,020  NetApp, Inc.*                                                                  901
                                                                                    ----------
                                                                                        16,020
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    71,508  Global Payments, Inc.                                                        3,522
    49,000  WEX, Inc.*                                                                   3,852
                                                                                    ----------
                                                                                         7,374
                                                                                    ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   116,600  Molex, Inc.                                                                  3,167
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (3.1%)
    88,270  eBay, Inc.*                                                                  4,937
   281,000  Facebook, Inc. "A"*                                                          8,703
    23,905  Google, Inc. "A"*                                                           18,065
    53,370  IAC/InterActiveCorp.                                                         2,201
   164,900  Web.com Group, Inc.*                                                         2,671
   110,000  Yahoo! Inc.*                                                                 2,159
                                                                                    ----------
                                                                                        38,736
                                                                                    ----------
            IT CONSULTING & OTHER SERVICES (0.7%)
   300,470  iGATE Corp.*                                                                 5,252
    18,800  International Business Machines Corp.                                        3,818
                                                                                    ----------
                                                                                         9,070
                                                                                    ----------
            SEMICONDUCTORS (1.5%)
    96,780  Analog Devices, Inc.                                                         4,223
   115,400  Broadcom Corp. "A"                                                           3,745
   184,400  Intel Corp.                                                                  3,880
   111,000  Microchip Technology, Inc.                                                   3,713
   113,300  Texas Instruments, Inc.                                                      3,748
                                                                                    ----------
                                                                                        19,309
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (3.8%)
    92,500  CA, Inc.                                                                $    2,296
   170,590  Check Point Software Technologies Ltd.*                                      8,530
   823,785  Microsoft Corp.                                                             22,629
   405,885  Oracle Corp.                                                                14,413
                                                                                    ----------
                                                                                        47,868
                                                                                    ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    61,300  Arrow Electronics, Inc.*                                                     2,355
                                                                                    ----------
            Total Information Technology                                               223,649
                                                                                    ----------
            MATERIALS (2.1%)
            ----------------
            DIVERSIFIED CHEMICALS (0.1%)
    26,500  E.I. du Pont de Nemours & Co.                                                1,257
                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
    11,200  CF Industries Holdings, Inc.                                                 2,567
    68,000  Monsanto Co.                                                                 6,892
                                                                                    ----------
                                                                                         9,459
                                                                                    ----------
            GOLD (0.4%)
   161,025  Barrick Gold Corp.                                                           5,140
                                                                                    ----------
            PAPER PRODUCTS (0.3%)
   100,800  International Paper Co.                                                      4,175
                                                                                    ----------
            SPECIALTY CHEMICALS (0.4%)
    83,200  Rockwood Holdings, Inc.                                                      4,554
                                                                                    ----------
            STEEL (0.1%)
    25,900  Carpenter Technology Corp.                                                   1,355
                                                                                    ----------
            Total Materials                                                             25,940
                                                                                    ----------
            TELECOMMUNICATION SERVICES (2.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   472,640  AT&T, Inc.                                                                  16,443
    70,500  Verizon Communications, Inc.                                                 3,075
                                                                                    ----------
                                                                                        19,518
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   200,900  Vodafone Group plc ADR                                                       5,488
                                                                                    ----------
            Total Telecommunication Services                                            25,006
                                                                                    ----------
            UTILITIES (1.5%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    55,555  NextEra Energy, Inc.                                                         4,003
                                                                                    ----------

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            GAS UTILITIES (0.3%)
    94,900  ONEOK, Inc.                                                             $    4,461
                                                                                    ----------
            MULTI-UTILITIES (0.9%)
   247,600  CenterPoint Energy, Inc.                                                     5,061
   155,500  CMS Energy Corp.                                                             3,996
    74,200  Xcel Energy, Inc.                                                            2,061
                                                                                    ----------
                                                                                        11,118
                                                                                    ----------
            Total Utilities                                                             19,582
                                                                                    ----------
            Total Common Stocks (cost: $1,042,893)                                   1,227,968
                                                                                    ----------

            EXCHANGE-TRADED FUNDS (0.5%)
    31,500  MidCap SPDR Trust Series 1 (cost: $4,862)                                    6,264
                                                                                    ----------
            Total Equity Securities (cost: $1,047,755)                               1,234,232
                                                                                    ----------

            MONEY MARKET INSTRUMENTS (2.0%)

            MONEY MARKET FUNDS (2.0%)
26,086,381  State Street Institutional Liquid Reserve Fund, 0.14%(a)
              (cost: $26,086)                                                           26,086
                                                                                    ----------

            TOTAL INVESTMENTS (COST: $1,073,841)                                    $1,260,318
                                                                                    ==========

-------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------
                                   (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                               QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                           IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                  FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                   $1,227,968                  $-             $-  $1,227,968
  Exchange-Traded Funds                6,264                   -              -       6,264

Money Market Instruments:
  Money Market Funds                  26,086                   -              -      26,086
-------------------------------------------------------------------------------------------
Total                             $1,260,318                  $-             $-  $1,260,318
-------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.3% of net assets at January 31, 2013.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,073,841)          $1,260,318
  Receivables:
    Capital shares sold                                                           492
    Dividends and interest                                                      1,415
    Securities sold                                                            14,993
                                                                           ----------
      Total assets                                                          1,277,218
                                                                           ----------
LIABILITIES
  Payables:
    Securities purchased                                                       11,076
    Capital shares redeemed                                                       612
  Accrued management fees                                                         595
  Accrued transfer agent's fees                                                    57
  Other accrued expenses and payables                                              75
                                                                           ----------
      Total liabilities                                                        12,415
                                                                           ----------
        Net assets applicable to capital shares outstanding                $1,264,803
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $1,217,769
  Accumulated undistributed net investment income                                 564
  Accumulated net realized loss on investments                               (140,007)
  Net unrealized appreciation of investments                                  186,477
                                                                           ----------
        Net assets applicable to capital shares outstanding                $1,264,803
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,257,868/73,751 shares outstanding)       $    17.06
                                                                           ==========
    Adviser Shares (net assets of $6,935/407 shares outstanding)           $    17.01
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $90)                          $ 13,007
  Interest                                                                        22
                                                                            --------
    Total income                                                              13,029
                                                                            --------
EXPENSES
  Management fees                                                              3,533
  Administration and servicing fees:
    Fund Shares                                                                  907
    Adviser Shares                                                                 5
  Transfer agent's fees:
    Fund Shares                                                                1,243
  Distribution and service fees (Note 6F):
    Adviser Shares                                                                 8
  Custody and accounting fees:
    Fund Shares                                                                  110
    Adviser Shares                                                                 1
  Postage:
    Fund Shares                                                                   43
  Shareholder reporting fees:
    Fund Shares                                                                   37
  Trustees' fees                                                                   7
  Registration fees:
    Fund Shares                                                                   16
    Adviser Shares                                                                14
  Professional fees                                                               55
  Other                                                                           13
                                                                            --------
      Total expenses                                                           5,992
  Expenses paid indirectly:
    Fund Shares                                                                   (1)
  Expenses reimbursed:
    Adviser Shares                                                                (5)
                                                                            --------
       Net expenses                                                            5,986
                                                                            --------
NET INVESTMENT INCOME                                                          7,043
                                                                            --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           63,507
  Change in net unrealized appreciation/depreciation                          56,642
                                                                            --------
       Net realized and unrealized gain                                      120,149
                                                                            --------
  Increase in net assets resulting from operations                          $127,192
                                                                            ========

See accompanying notes to financial statements.

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

--------------------------------------------------------------------------------

                                                                      1/31/2013       7/31/2012
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $    7,043      $   10,444
  Net realized gain on investments                                       63,507          29,070
  Change in net unrealized appreciation/depreciation
    of investments                                                       56,642         (13,347)
                                                                     --------------------------
    Increase in net assets resulting from operations                    127,192          26,167
                                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                          (6,953)        (10,420)
    Adviser Shares                                                          (31)            (41)
                                                                     --------------------------
    Distributions to shareholders                                        (6,984)        (10,461)
                                                                     --------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                           (14,235)        (16,286)
  Adviser Shares                                                             67              (7)
                                                                     --------------------------
    Total net decrease in net assets from capital
      share transactions                                                (14,168)        (16,293)
                                                                     --------------------------
  Net increase (decrease) in net assets                                 106,040            (587)
NET ASSETS
  Beginning of period                                                 1,158,763       1,159,350
                                                                     --------------------------
  End of period                                                      $1,264,803      $1,158,763
                                                                     ==========================
Accumulated undistributed net investment income:
  End of period                                                      $      564      $      505
                                                                     ==========================

See accompanying notes to financial statements.

================================================================================

                                                     FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

        the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

        bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S.

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

    dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the Fund Shares by $1,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.
    The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $4,000, which represents 2.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $192,092,000, and no post-enactment capital loss carryworwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                   ------------
   2017                       $ 26,451,000
   2018                        165,641,000
                              ------------
                   Total      $192,092,000
                              ============

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $859,182,000 and $889,706,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $193,350,000 and $6,873,000, respectively, resulting in net unrealized appreciation of $186,477,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED               YEAR ENDED
                                       JANUARY 31, 2013            JULY 31, 2012
-------------------------------------------------------------------------------------
                                    SHARES         AMOUNT      SHARES          AMOUNT
                                   --------------------------------------------------
FUND SHARES:
Shares sold                          4,244       $ 69,022      10,309       $ 154,239
Shares issued from
  reinvested dividends                 424          6,840         699          10,245
Shares redeemed                     (5,546)       (90,097)    (12,060)       (180,770)
                                   --------------------------------------------------
Net decrease from capital
  share transactions                  (878)      $(14,235)     (1,052)      $ (16,286)
                                   ==================================================
ADVISER SHARES:
Shares sold                              5       $     80           3       $      45
Shares issued from
  reinvested dividends                   -*             1           -*              1
Shares redeemed                         (1)           (14)         (4)            (53)
                                   --------------------------------------------------
Net increase (decrease) from
  capital share transactions             4       $     67          (1)      $      (7)
                                   ==================================================

    *Represents less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Core Funds Index over the performance period. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

    Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,533,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(113,000) and $(1,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.02)% and (0.02)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Barrow, Hanley, Mewhinney & Strauss, LLC
    (BHMS), under which Wellington Management and BHMS direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $347,000.

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to BHMS, of $357,000.

    Effective November 12, 2012, the Manager terminated its investment subadvisory agreement with Loomis, Sayles & Company L.P. (Loomis Sayles). For the six-month period ended January 31, 2013, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $153,000.

    Effective November 12, 2012, the Manager terminated its investment subadvisory agreement with UBS Global Asset Management (Americas) Inc.
    (UBS). For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to UBS, of $247,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $907,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Adviser

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

    Shares incurred reimbursable expenses of $5,000, of which less than $500 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,243,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

At January 31, 2013, USAA and its affiliates owned 398,000 shares, which represent 97.5% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA GROWTH & INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                          YEAR ENDED JULY 31,
                           ----------------------------------------------------------------------------------------
                                 2013            2012            2011           2010           2009            2008
                           ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    15.44      $    15.24      $    13.06      $    11.35      $  14.86      $    19.26
                           ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .09             .14             .11             .08           .11             .12
  Net realized and
    unrealized gain (loss)       1.62             .20            2.17            1.71         (3.51)          (1.80)
                           ----------------------------------------------------------------------------------------
Total from investment
  operations                     1.71             .34            2.28            1.79         (3.40)          (1.68)
                           ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.09)           (.14)           (.10)           (.08)         (.11)           (.11)
  Realized capital gains            -               -               -               -             -           (2.61)
                           ----------------------------------------------------------------------------------------
Total distributions              (.09)           (.14)           (.10)           (.08)         (.11)          (2.72)
                           ----------------------------------------------------------------------------------------
Net asset value at end
  of period                $    17.06      $    15.44      $    15.24      $    13.06      $  11.35      $    14.86
                           ========================================================================================
Total return (%)*               11.14            2.28           17.50           15.74(a)     (22.81)         (10.69)
Net assets at end
  of period (000)          $1,257,868      $1,152,540      $1,153,199      $1,031,233      $927,126      $1,292,943
Ratios to average
  net assets:**
  Expenses (%)(b)                 .98(c)         1.01             .98            1.04(a)       1.12            1.00
  Net investment income (%)      1.16(c)          .93             .72             .60           .99             .74
Portfolio turnover (%)             73              51              52              91           100              83

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $1,200,245,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $167,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)     (.01%)          (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED           YEAR ENDED       PERIOD ENDED
                                               JANUARY 31,             JULY 31,         JULY 31,
                                                   2013                  2012            2011***
                                              ----------------------------------------------------
Net asset value at beginning of period           $15.42                $15.22            $13.34
                                                 ----------------------------------------------
Income from investment operations:
  Net investment income                             .07                   .10               .05
  Net realized and unrealized gain                 1.60                   .20              1.90
                                                 ----------------------------------------------
Total from investment operations                   1.67                   .30              1.95
                                                 ----------------------------------------------
Less distributions from:
  Net investment income                            (.08)                 (.10)             (.07)
                                                 ----------------------------------------------
Net asset value at end of period                 $17.01                $15.42            $15.22
                                                 ==============================================
Total return (%)*                                 10.83                  2.02             14.65
Net assets at end of period (000)                $6,935                $6,223            $6,151
Ratios to average net assets:**
  Expenses (%)(a)                                  1.30(b)               1.30              1.30(b)
  Expenses, excluding reimbursements (%)(a)        1.43(b)               1.43              1.83(b)
  Net investment income (%)                         .84(b)                .64               .35(b)
Portfolio turnover (%)                               73                    51                52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $6,558,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA GROWTH & INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING              DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2012 -
                                       AUGUST 1, 2012        JANUARY 31, 2013       JANUARY 31, 2013
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,111.40                 $5.22

Hypothetical
 (5% return before expenses)               1,000.00              1,020.27                  4.99

ADVISER SHARES
Actual                                     1,000.00              1,108.30                  6.91

Hypothetical
 (5% return before expenses)               1,000.00              1,018.65                  6.61

* Expenses are equal to the Fund's annualized expense ratio of 0.98% for Fund Shares and 1.30% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 11.14% for Fund Shares and 10.83% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

44  | USAA GROWTH & INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23432-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.